Goodwill and Finite-lived Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Finite-lived Intangible Assets

Note 4 - Goodwill and Finite-lived Intangible Assets

Goodwill

The Company recorded a full impairment of its goodwill and Finite-lived intangible assets, derived predominately from the Abaca Merger, as of December 31, 2024. As a result, no impairment charges have been recognized for the three and six months ended June 30, 2025 and June 30, 2024, respectively.

Finite-lived intangible assets

The Company reviews its finite-lived intangible assets for impairment at least annually on December 31 unless any events or circumstances indicate it is more likely than not that the fair value of the finite-lived intangible assets is less than its carrying value.

As of June 30, 2024, the Company did not perform an interim impairment assessment of its assets, as no triggering events were identified. Accordingly, no additional impairment charges were recognized during the reporting period. During the year ended December 31, 2024, amortization expense and impairment of finite-lived intangible assets were $630,863 and $3,090,881, respectively,

In accordance with the Company’s established policy, an annual impairment review of finite-lived intangible assets was conducted on December 31, 2024. The recoverability test compared the sum of estimated undiscounted future cash flows of the asset group to its carrying amount. As the undiscounted cash flows were determined to be lower than the carrying amount, the Company performed a fair value assessment using a Discounted Cash Flow analysis. The results indicated that the fair value of the asset group was below its carrying amount, leading to full impairment charges of $0.05 million for market-related intangible assets, $0.05 million for customer relationships, and $2.99 million for developed technologies.

As a result, no amortization or impairment charges have been recognized for the three and six months ended June 30, 2025.

Note 4. Goodwill and Finite-lived Intangible Assets

Goodwill

The Company’s goodwill was derived from the Abaca Merger, where the purchase price exceeded the fair value of the net identifiable assets acquired. Goodwill is tested for impairment at least annually, or more frequently if a triggering event occurs.

On December 31, 2024, the Company conducted its annual goodwill impairment test in accordance with ASC 350, utilizing a combination of the Discounted Cash Flow (DCF) Method and the Guideline Public Company (GPC) Method. The DCF method estimated the present value of projected future cash flows using an appropriate discount rate, while the GPC method compared key financial metrics against publicly traded comparable companies. To validate the results, the enterprise value approach was used as a cross-check. The impairment assessment incorporated an equally weighted enterprise value derived from both the DCF and GPC methods. As the fair value of the asset group was determined to be lower than its carrying amount, the Company recorded a full goodwill impairment charge of $6.06 million.

In 2023, the Company conducted an interim goodwill and intangible asset impairment assessment on June 30, 2023, which indicated that the carrying value of goodwill exceeded its fair value. As a result, the Company recognized a non-cash goodwill impairment charge of $13.21 million in its consolidated statements of operations. However, the annual impairment test conducted on December 31, 2023, did not result in any additional impairment charges, as the fair value remained at or above the carrying value.

The following presents a summary of the Company’s goodwill as of December 31, 2024, and December 31, 2023.

Year ended December 31,	2024	2023
Goodwill
Beginning balance	$6,058,000	$19,266,276
Acquisition	-	-
Impairment	(6,058,000)	(13,208,276)
Ending balance	$-	$6,058,000

Finite-lived intangible assets

The Company reviews its finite-lived intangible assets for impairment at least annually on December 31 unless any events or circumstances indicate it is more likely than not that the fair value of the finite-lived intangible assets is less than its carrying value.

In accordance with the Company’s established policy, an annual impairment review of finite-lived intangible assets was conducted on December 31, 2024. The recoverability test compared the sum of estimated undiscounted future cash flows of the asset group to its carrying amount. As the undiscounted cash flows were determined to be lower than the carrying amount, the Company performed a fair value assessment using a Discounted Cash Flow (DCF) analysis. The results indicated that the fair value of the asset group was below its carrying amount, leading to impairment charges of $0.05 million for market-related intangible assets, $0.05 million for customer relationships, and $2.99 million for developed technologies.

In 2023, following a triggering event in the second quarter, the Company performed an interim impairment assessment for goodwill and intangible assets. In addition, the Company conducted its annual impairment review on December 31, 2023, in line with its policy. The finite-lived intangible assets evaluated included market-related intangibles, customer relationships, and developed technologies. The interim assessment resulted in an impairment charge of $3.68 million, primarily related to market-related intangibles and customer relationships, as their carrying values exceeded their fair values. The annual review further identified an additional impairment charge of $2.02 million related to developed technologies.

The following presents a summary of the Company’s finite-lived intangible assets as of December 31, 2024, and December 31, 2023:

As of December 2024:

	Remaining Useful Life in Years	Gross Carrying Amount	Accumulated Amortization	Accumulated Impairment	Net Carrying amount
		(A)	(B)	(C)	(A-B-C)
Market related intangible assets	-	$2,100,000	$178,633	$1,921,367	$-
Customer relationships	-	2,000,000	134,848	1,865,152	-
Developed technology	-	6,700,000	1,696,172	5,003,828	-
Total intangible assets	-	$10,800,000	$2,009,653	$8,790,347	-

As of December 31, 2023:

	Remaining Useful Life in Years	Gross Carrying Amount	Accumulated Amortization	Accumulated Impairment	Net Carrying amount
		(A)	(B)	(C)	(A-B-C)
Market related intangible assets	6.87 Years	$2,100,000	$169,116	$1,865,668	$65,216
Customer relationships	8.87 Years	2,000,000	128,430	1,814,795	56,775
Developed technology	5.87 Years	6,700,000	1,081,245	2,019,001	3,599,754
Total intangible assets	-	$10,800,000	$1,378,791	$5,699,464	$3,721,745

During the year ended December 31, 2024, amortization expense and impairment of finite-lived intangible assets were $630,863 and $3,090,881, respectively, compared to $1,199,878 and $5,699,464, respectively, for the year ended December 31, 2023.